Borrowings, Sales and Leaseback (Details) - SLB Facility [Member] - Vessel	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Bank Borrowings [Abstract]
Number of exercised purchase option of existing sales and leaseback financings	6	9
IMO II Handy [Member]
Bank Borrowings [Abstract]
Number of vessels refinanced		5